Related parties (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Related Party Explanatory [Line Items]
Description of basis for determining transaction price and type of delivery		at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight)
Amounts payable, related party transactions		$ 14,874	$ 13,681
Amounts receivable, related party transactions		413,351	477,419
Sociedad Minera Cerro Verde S.A.A. [Member] | Stock option benefits [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions		8,900	8,100
Sociedad Minera Cerro Verde S.A.A. [Member] | Freeport Minerals Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions		8,860	8,470
Amounts receivable, related party transactions	[1]	409,688	372,327
Sociedad Minera Cerro Verde S.A.A. [Member] | Sumitomo Metal Mining Company, Ltd. [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[2]	12,918	19,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Climax Molybdenum Marketing Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions	[3]	$ 10,038	19,570
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member] | Bottom of range [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		70.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member] | Top of range [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		80.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member] | Sumitomo Metal Mining Company, Ltd. [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		21.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Molybdenum concentrate [Member] | Climax Molybdenum Marketing Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		100.00%
Embedded derivatives [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions		$ 19,300	$ 65,600

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contracts are reviewed annually.
[2]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production through December 31, 2021. Terms of the contracts are reviewed annually.
[3]	The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight) through December 31, 2020.